Other Financial Assets - McFarlane Lake Mining Limited Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 29, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Disclosure of associates [line items]
Number of shares issued (in shares) | shares		205,532,283	171,034,256	205,532,283	171,034,256
Share price (in CAD and USD per share) | (per share)		$ 16.44	$ 3.42	$ 22.51	$ 4.92
Cash proceeds from sale of Juby Project		$ 13,065	$ 0
Gain (loss) on disposition		(13,804)	(1,112)
Company’s share of the loss from the associate		28,015	12,624
Change in fair value		13,804	1,112
McFarlane Lake Mining
Disclosure of associates [line items]
Consideration paid (received)	$ 22,000
Cash consideration	13,200
Cash proceeds from sale of Juby Project	20,800
Carrying amount	23,900
Gain (loss) on disposition	3,200	(1,100)	0
Company’s share of the loss from the associate	7,700	6,580	0
Change in fair value	$ (3,200)	$ 1,100	$ 0
McFarlane Lake Mining
Disclosure of associates [line items]
Number of shares issued (in shares) | shares	82,023,746
Share price (in CAD and USD per share) | $ / shares	$ 0.15
Deemed price (in CAD and USD per share) | $ / shares	$ 0.13